Debt - Schedule of Long Term Debt (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term debt	$ 411,500,000	$ 149,700,000
Debt issuance costs	(12,500,000)	(6,800,000)
Long-term debt	399,000,000	183,200,000
Senior Notes, Due 2020 | Senior Notes
Debt Instrument [Line Items]
Long-term debt	411,500,000	150,000,000
Interest rate on debt (as a percent)	7.375%
Unamortized premium	11,500,000
Partnership Revolver [Member] | Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt	$ 0	$ 40,000,000